Cash from operations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Profit before taxation	$ 22,880	$ 31,374
Adjustments:
Depreciation of property, plant and equipment	106,392	97,368
Amortization of intangible assets	12,642	10,472
Net impairment of property, plant and equipment and prepaid land rent	4,146	2,183
Loss allowance/(reversal of loss allowance) on trade receivables	3,560	(2,468)
Impairment of withholding tax receivables	11,255	14,787
Amortization of prepaid site rent	2,867	1,868
Net (gain)/loss on disposal of plant, property and equipment	(734)	167
Insurance income	(145)	(1,150)
Finance costs	178,881	192,212
Finance income	(6,828)	(114,967)
Impairment of inventory		138
Sharebased payment expense	3,289	3,574
Operating profit before working capital changes	338,205	235,558
Changes in working capital
Decrease in inventory	7,910	3,413
Increase in trade and other receivables	(88,242)	(118,367)
(Decrease)/increase in trade and other payables	(6,014)	46,003
Net movement in working capital	(86,346)	(68,951)
Cash from operations	$ 251,859	$ 166,607